PGIM ROCK ETF TRUST

PGIM US Large-Cap Buffer 12 ETF - January

PGIM US Large-Cap Buffer 12 ETF - February

PGIM US Large-Cap Buffer 12 ETF - March

PGIM US Large-Cap Buffer 12 ETF - April

PGIM US Large-Cap Buffer 12 ETF - May

PGIM US Large-Cap Buffer 12 ETF - June

PGIM US Large-Cap Buffer 12 ETF - July

PGIM US Large-Cap Buffer 12 ETF - August

PGIM US Large-Cap Buffer 12 ETF - September

PGIM US Large-Cap Buffer 12 ETF - October

PGIM US Large-Cap Buffer 12 ETF - November

PGIM US Large-Cap Buffer 12 ETF - December

PGIM US Large-Cap Buffer 20 ETF - January

PGIM US Large-Cap Buffer 20 ETF - February

PGIM US Large-Cap Buffer 20 ETF - March

PGIM US Large-Cap Buffer 20 ETF - April

PGIM US Large-Cap Buffer 20 ETF - May

PGIM US Large-Cap Buffer 20 ETF - June

PGIM US Large-Cap Buffer 20 ETF - July

PGIM US Large-Cap Buffer 20 ETF - August

PGIM US Large-Cap Buffer 20 ETF - September

PGIM US Large-Cap Buffer 20 ETF - October

PGIM US Large-Cap Buffer 20 ETF - November

PGIM US Large-Cap Buffer 20 ETF - December

(each a "Fund" and collectively the "Funds")

Supplement dated March 15, 2024

to each Fund's Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI and retain it for future reference.

Effective immediately, Mr. Marco Aiolfi will replace Mr. Peter Vaiciunas as a portfolio manager on each Fund's portfolio management team.

To reflect this change, each Fund's Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.All references to Mr. Vaiciunas are hereby removed from each Fund's Summary Prospectus, Prospectus and SAI.

2.The tables in the section of each Fund's Summary Prospectus and Prospectus entitled "Management of the Fund" are hereby revised by adding the information set forth below with respect to Mr. Aiolfi:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Quantitative	Marco Aiolfi	Managing Director and	March 2024
LLC	Solutions LLC		Portfolio Manager

3.The section of the Funds' Prospectus entitled "How the Fund is Managed – Portfolio Managers" is hereby revised by adding the following professional biography for Mr. Aiolfi:

Marco Aiolfi, PhD is a Managing Director and Head of PGIM Quantitative Solutions' Multi-Asset team. In this capacity, he spearheads the group's strategic initiatives and is responsible for portfolio management and product development of the multi- asset platform. Prior to his current role, Marco was the Head of Systematic Multi-Asset Strategies, overseeing research,

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development and portfolio management of systematic total and absolute return investment solutions. Before joining PGIM Quantitative Solutions, Marco was a Lead Portfolio Manager and Researcher for GTAA and volatility strategies for the Quantitative Investment Strategies team at Goldman Sachs Asset Management, and a Principal at Platinum Grove Asset Management. Previously, Marco was a research scholar at the University of California, San Diego, and a visiting scholar at the International Monetary Fund. Marco's articles have appeared in several journals including the Journal of Econometrics, Journal of Financial Econometrics, Journal of Development Economics, Journal of Forecasting, Journal of Investment Management and the Journal of Portfolio Management. He earned a BA in economics and a PhD in economics from Bocconi University in Italy.

4.The table in the section of the Funds' SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Aiolfi with respect to PGIM US Large-Cap Buffer 12 ETF – January:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets
PGIM	Marco	32/$37,403,359,326	1/$45,121,526	1/ $241,351,947
Quantitative	Aiolfi*
Solutions LLC

*Information is as of December 31, 2023.

5.The table in the section of the Funds' SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Aiolfi with respect to PGIM US Large-Cap Buffer 20 ETF – January:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets
PGIM	Marco	32/$37,403,359,301	1/$45,121,526	1/$241,351,947
Quantitative	Aiolfi*
Solutions LLC

*Information is as of December 31, 2023.

5.The table in the section of the Funds' SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers:

Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Aiolfi with respect to all Funds except PGIM US Large-Cap Buffer 12 ETF – January and PGIM US Large-Cap Buffer 20 ETF – January:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets
PGIM	Marco	33/$37,405,358,987	1/$45,121,526	1/$241,351,947
Quantitative	Aiolfi*
Solutions LLC

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6.The table in the section of the Funds' SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Aiolfi:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the Funds
and Similar Strategies
PGIM Quantitative Solutions LLC	Marco Aiolfi*	None

The dollar range for Marco Aiolfi's investment in the Funds as of December 31, 2023 is as follows: None. *Information is as of December 31, 2023.

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